CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets [abstract]
Cash and cash equivalents	R$ 7,528,820	R$ 7,576,625
Marketable securities	346,855	314,158
Trade and other receivables	4,107,156	4,136,421
Inventories	9,654,870	6,802,759
Biological assets	2,899,921	2,129,010
Recoverable taxes	976,133	899,120
Recoverable income taxes	71,762	43,840
Derivative financial instruments	134,551	377,756
Restricted cash	24,963	1
Assets held for sale	16,628	186,025
Other current assets	481,464	446,269
Total current assets	26,243,123	22,911,984
Marketable securities	447,413	344,577
Trade and other receivables	34,978	49,864
Recoverable taxes	4,780,096	4,868,198
Recoverable income taxes	206,355	54,859
Deferred income taxes	2,941,270	2,109,064
Judicial deposits	550,319	553,341
Biological assets	1,414,482	1,221,749
Derivative financial instruments	10,804	234
Restricted cash	1	24,357
Other non-current assets	76,757	82,123
Total long-term receivables	10,462,475	9,308,366
Investments	7,113	8,874
Property, plant and equipment	13,040,862	12,215,580
Intangible assets	6,149,814	5,220,102
Total non-current assets	29,660,264	26,752,922
Total assets	55,903,387	49,664,906
Loans and borrowings	3,203,068	1,059,984
Trade accounts payable	11,701,996	8,996,206
Supply chain finance	2,237,975	1,452,637
Lease liability	471,956	383,162
Payroll, related charges and employee profit sharing	900,394	940,816
Taxes payable	454,038	395,630
Derivative financial instruments	327,443	384,969
Provision for tax, civil and labor risks	959,132	865,338
Liabilities directly associated with assets held for sale		21,718
Other current liabilities	914,933	814,638
Total current liabilities	21,225,289	15,440,328
Loans and borrowings	22,252,962	21,344,442
Trade accounts payable	12,628	13,781
Lease liability	2,007,290	2,153,519
Taxes payable	132,195	141,252
Provision for tax, civil and labor risks	558,500	837,382
Deferred income taxes	23,710	26,527
Employee benefits	498,231	651,325
Derivative financial instruments	41,861	727
Other non-current liabilities	325,098	242,089
Total non-current liabilities	25,852,475	25,411,044
Capital	12,460,471	12,460,471
Capital reserves	141,834	141,834
Other equity transactions	(67,531)	246
Accumulated losses	(2,132,230)	(2,594,028)
Treasury shares	(127,286)	(123,938)
Other comprehensive loss	(1,812,726)	(1,298,801)
Attributable to controlling shareholders	8,462,532	8,585,784
Non-controlling interests	363,091	227,750
Total equity	8,825,623	8,813,534
Total liabilities and equtiy	55,903,387	49,664,906
Employee benefits	R$ 54,354	R$ 125,230